Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon International Stock Index Fund - Investor Shares | Novo Nordisk A/S, Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
BNY Mellon International Stock Index Fund - Investor Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
BNY Mellon International Stock Index Fund - Investor Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.80%
BNY Mellon International Stock Index Fund - Investor Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
BNY Mellon International Stock Index Fund - Investor Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.30%
BNY Mellon International Stock Index Fund - Investor Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon International Stock Index Fund - Investor Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon International Stock Index Fund - Investor Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon International Stock Index Fund - Investor Shares | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Index Fund - Investor Shares | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon International Stock Index Fund - Investor Shares | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Index Fund - Investor Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Index Fund - Investor Shares | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon International Stock Index Fund - Investor Shares | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon International Stock Index Fund - Investor Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Stock Index Fund - Investor Shares | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Stock Index Fund - Investor Shares | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon International Stock Index Fund - Class I | Novo Nordisk A/S, Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon International Stock Index Fund - Class I | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
BNY Mellon International Stock Index Fund - Class I | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon International Stock Index Fund - Class I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon International Stock Index Fund - Class I | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
BNY Mellon International Stock Index Fund - Class I | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
BNY Mellon International Stock Index Fund - Class I | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
BNY Mellon International Stock Index Fund - Class I | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
BNY Mellon International Stock Index Fund - Class I | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
BNY Mellon International Stock Index Fund - Class I | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
BNY Mellon International Stock Index Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
BNY Mellon International Stock Index Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.80%
BNY Mellon International Stock Index Fund - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
BNY Mellon International Stock Index Fund - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.30%
BNY Mellon International Stock Index Fund - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon International Stock Index Fund - Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon International Stock Index Fund - Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon International Stock Index Fund - Class I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Index Fund - Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon International Stock Index Fund - Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Index Fund - Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Index Fund - Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon International Stock Index Fund - Class I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon International Stock Index Fund - Class I | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Stock Index Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon International Stock Index Fund - Class I | UNITED STATES MINOR OUTLYING ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon S&P 500 Index Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
BNY Mellon S&P 500 Index Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
BNY Mellon S&P 500 Index Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
BNY Mellon S&P 500 Index Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon S&P 500 Index Fund | Meta Platforms, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon S&P 500 Index Fund | Alphabet, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
BNY Mellon S&P 500 Index Fund | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
BNY Mellon S&P 500 Index Fund | Berkshire Hathaway, Inc., Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
BNY Mellon S&P 500 Index Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
BNY Mellon S&P 500 Index Fund | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
BNY Mellon S&P 500 Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
BNY Mellon S&P 500 Index Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
BNY Mellon S&P 500 Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
BNY Mellon S&P 500 Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon S&P 500 Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon S&P 500 Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon S&P 500 Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon S&P 500 Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon S&P 500 Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon S&P 500 Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon S&P 500 Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon S&P 500 Index Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon S&P 500 Index Fund | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Comerica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Jackson Financial, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Robert Half, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Meritage Homes Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
BNY Mellon Smallcap Stock Index Fund - Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Smallcap Stock Index Fund - Class I | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BNY Mellon Smallcap Stock Index Fund - Class I | Comerica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Smallcap Stock Index Fund - Class I | Jackson Financial, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Smallcap Stock Index Fund - Class I | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Smallcap Stock Index Fund - Class I | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Class I | Robert Half, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Class I | VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Class I | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Class I | Meritage Homes Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Class I | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Smallcap Stock Index Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Smallcap Stock Index Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
BNY Mellon Smallcap Stock Index Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Smallcap Stock Index Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
BNY Mellon Smallcap Stock Index Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
BNY Mellon Smallcap Stock Index Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Smallcap Stock Index Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Smallcap Stock Index Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Smallcap Stock Index Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Smallcap Stock Index Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Smallcap Stock Index Fund - Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Smallcap Stock Index Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
BNY Mellon Smallcap Stock Index Fund - Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.